FAIR VALUE MEASUREMENT - Level 3 Roll Forward Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of Level 3, assets	$ 1,900
Loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of Level 3, assets	2,100
Long-term debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of Level 3, assets	9,800
Transfers into Level 3	8,600
Transfers into Level 3, liabilities	8,611	$ 6,553
Transfers out of Level 3, liabilities	9,771	2,615
Long-term debt | Measurement Input, Option Volatility
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3, liabilities	7,200
Long-term debt | Equity volatility
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3, liabilities	1,000
Trading account assets and liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of Level 3, assets	(2,175)	0
Transfers into Level 3	(978)	1,336
Trading account assets and liabilities | Equity contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of Level 3, assets	(1,923)	(378)
Transfers into Level 3	(1,101)	(519)
Transfers into Level 3, liabilities	1,100
Trading account assets and liabilities | Interest rate hedges
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of Level 3, assets	(562)	(16)
Transfers into Level 3	$ 102	$ 1,644